Debt (Other Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Debt Instrument [Line Items]
Long-term Debt	$ 5,803,499,000	$ 6,111,165,000	[1]
Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	1,408,382,000	1,568,198,000	[1]
Debt, maturity	2023
Number of engines	7
Debt Instrument, Collateral Amount	1,700,000,000
Debt Instrument, Aircraft Collateral Number		50
Other Debt Instruments [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt, floating interest rate	0.24%
Debt, fixed interest rate	2.82%
Other Debt Instruments [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt, floating interest rate	5.00%
Debt, fixed interest rate	10.00%
Pre-Delivery Payment Facilities [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	27,616,000	47,436,000
Secured Aircraft Portfolio Transactions [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	201,156,000	232,614,000
Secured Aircraft Financings [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	909,046,000	1,000,302,000
Facilities For General Corporate Purposes [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt		170,000,000
Aircraft Lease Securitization Coupon Liability [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	96,070,000
Debt, fixed interest rate	5.50%
Subordinated Debt Facilities [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	72,000,000
Japanese Operating Lease [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	68,967,000	75,011,000
Other Financings [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 33,527,000	$ 42,835,000

[1]	As of December 31, 2012, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.